Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Summary of Loss Per Share	The calculation of loss per share is as follows (in thousands):

	2017	2018	2019
In $ except share and per share data
Basic and diluted
Loss attributable to equity holders of the parent	$(112,275)	$(155,575)	$(385,297)
Shares used in calculation
Weighted-average shares outstanding	223,465,734	264,432,214	318,843,239
Basic and diluted loss per share attributable to owners of the parent	$(0.50)	$(0.59)	$(1.21)

Summary of Potential Dilutive Securities Not Included in Diluted Per Share Calculations

Potential dilutive securities that are not included in the diluted per share calculations because they would be anti-dilutive are as follows (in thousands):

	2017	2018	2019
Employee options	6,675	14,649	9,105
Warrants	3,303	125	-
Contingently issuable shares	994	-	-